Goodwill and Other Intangible Assets, Net - Summarizes Amount of Intangible Asset Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 181	$ 183	$ 225
Favorable operating lease contracts [Member] | Revenues, Net [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		1	18
Patented and unpatented technology, intellectual property, software and other [Member] | Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	158	159	164
Dealer networks and other [Member] | Selling, Administrative and Other Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 23	$ 23	$ 43